Investment Objectives and Goals - REX Peptide ETF	Oct. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX Peptide ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index comprised of companies in the peptides industry.